Related Party Balances and Transactions (Details) - Schedule of other related parties payables consisted - USD ($)		Sep. 30, 2022	Mar. 31, 2022
Related Party Balances and Transactions (Details) - Schedule of other related parties payables consisted [Line Items]
Total		$ 695,793	$ 322,752
HangZhou TianQi Network Technology Co. Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of other related parties payables consisted [Line Items]
Total	[1]	41,614	46,696
Zhejiang Getai Curtain Wall Decoration Engineering Co., Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of other related parties payables consisted [Line Items]
Total	[2]	56,231	205,070
Mangyue Sun [Member]
Related Party Balances and Transactions (Details) - Schedule of other related parties payables consisted [Line Items]
Total	[2]	21,087	23,662
Fang Qin [Member]
Related Party Balances and Transactions (Details) - Schedule of other related parties payables consisted [Line Items]
Total	[2]	42,173	47,324
Antalpha [Member]
Related Party Balances and Transactions (Details) - Schedule of other related parties payables consisted [Line Items]
Total	[3]	$ 534,688

[1]	The outstanding payable consists of rent owed.
[2]	The outstanding payables consist of working capital advances and borrowings.
[3]	Consultation service fees payable to Antalpha.